Summary of Significant Accounting Policies - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 631,197	$ 563,696	$ 551,747
Other comprehensive loss before reclassification	(33,938)	42,414
Other comprehensive (loss) income	(33,938)	42,414	(7,890)
Balance at end of period	618,355	631,197	563,696
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	48,991	6,577
Other comprehensive loss before reclassification	(33,938)	42,414
Other comprehensive (loss) income	(33,938)	42,414
Balance at end of period	15,053	48,991	6,577
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	48,991	6,577	14,467
Balance at end of period	$ 15,053	$ 48,991	$ 6,577